Risk and sensitivity analysis - US, separate account balances (Details) - US insurance operations - Variable annuities - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Mutual funds
Sensitivity analysis
Guarantee contract account balance in variable separate accounts	$ 193,904	$ 172,125
Equity mutual funds
Sensitivity analysis
Guarantee contract account balance in variable separate accounts	132,213	121,520
Bond mutual funds
Sensitivity analysis
Guarantee contract account balance in variable separate accounts	20,203	19,341
Balanced mutual funds
Sensitivity analysis
Guarantee contract account balance in variable separate accounts	39,626	30,308
Money market mutual funds
Sensitivity analysis
Guarantee contract account balance in variable separate accounts	$ 1,862	$ 956